Significant Transactions - Lendmark Sale (Details) $ in Millions	Nov. 13, 2015	Nov. 12, 2015 USD ($) branch	May 13, 2016 extension	May 02, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Number of extensions | extension			2
Sale of Branches to Lendmark
Business Acquisition [Line Items]
Number of days to close sale of branches	120 days
Sale price				$ 624
Sale of Branches to Lendmark | Personal Loans
Business Acquisition [Line Items]
Loans receivable held for sale						$ 608
Unpaid principal balance of loans sold					$ 600
Sale of Branches to Lendmark | Maximum
Business Acquisition [Line Items]
Consideration from disposal of branches, threshold for certain limitations		$ 695
Lendmark Sale
Business Acquisition [Line Items]
Number of branch offices | branch		127
Loans purchased multiplier as of Lendmark Sale closing date		103.00%